Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 3 — Accounts receivable, net

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Accounts receivable	31,050,630	28,182,125	6,903,999
Less: allowance for expected credit losses	—	(1,409,106)	(345,200)
Total accounts receivable, net	31,050,630	26,773,019	6,558,799

The movements in the allowance for expected credit losses for the years ended December 31, 2025 and June 30, 2026 were as follows:

	December 31, 2025 (Audited)	June 30, 2026 (Unaudited)	June 30, 2026 (Unaudited)
	MYR	MYR	USD
Beginning of the financial year/period	982,000	—	—
Additional/(Reversal)	(982,000)	1,409,106	345,200
End of the financial year/period	—	1,409,106	345,200

As of June 30, 2026, the entire accounts receivable balance of MYR28,182,125 was due from two customers and was more than 150 days past due. The allowance for expected credit losses of MYR1,409,106 was determined on an individual basis for each customer. Both customers have signed instalment plans under which the outstanding balances are to be settled in six monthly instalments from October 2026 to March 2027.